Shareholder Report, Holdings (Details) - C000180528	Jul. 31, 2024
United States Treasury Bill, 4.66, 2024-08-08
Holdings [Line Items]
Percent of Net Asset Value	5.10%
United States Treasury Note, 4.5, 2024-11-30
Holdings [Line Items]
Percent of Net Asset Value	5.10%
United States Treasury Bill, 4.40, 2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
United States Treasury Bill, 5.26, 2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	4.10%
United States Treasury Bill, 5.25, 2024-09-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
United States Treasury Note, 4.25, 2024-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
United States Treasury Note, 3.25, 2024-08-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Becton Dickinson & Company, 3.734, 2024-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Philip Morris International, Inc., 5.125, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pfizer Investment Enterprises Pte Ltd., 4.65, 2025-05-19
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Local
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.10%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	64.60%
InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	34.30%